Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Employee Benefit Plans:
Substantially all HealthSouth employees are eligible to enroll in HealthSouth sponsored healthcare plans, including coverage for medical and dental benefits. Our primary healthcare plans are national plans administered by third-party administrators. We are self-insured for these plans. During 2011, 2010, and 2009, costs associated with these plans, net of amounts paid by employees, approximated $66.8 million, $59.7 million, and $59.0 million, respectively.
The HealthSouth Retirement Investment Plan is a qualified 401(k) savings plan. The plan allows eligible employees to contribute up to 100% of their pay on a pre-tax basis into their individual retirement account in the plan subject to the normal maximum limits set annually by the Internal Revenue Service. HealthSouth’s employer matching contribution is 50% of the first 6% of each participant’s elective deferrals. All contributions to the plan are in the form of cash. Employees who are at least 21 years of age are eligible to participate in the plan. Employer contributions vest 100% after three years of service. Participants are always fully vested in their own contributions.
Employer contributions to the HealthSouth Retirement Investment Plan approximated $12.4 million, $12.0 million, and $12.2 million in 2011, 2010, and 2009, respectively. In 2011, 2010, and 2009, approximately $1.7 million, $1.6 million, and $1.2 million, respectively, from the plan’s forfeiture account were used to fund the matching contributions in accordance with the terms of the plan.
Senior Management Bonus Program—
In 2011, 2010, and 2009, we adopted a Senior Management Bonus Program to reward senior management for performance based on a combination of corporate goals or regional goals and individual goals. The corporate and regional goals are approved on an annual basis by our board of directors as part of our routine budgeting and financial planning process. The individual goals, which were weighted according to importance, were determined between each participant and his or her immediate supervisor. The program applied to persons who joined the Company in, or were promoted to, senior management positions. In 2012, we expect to pay approximately $13.0 million under the program for the year ended December 31, 2011. In February 2011, we paid $11.3 million under the program for the year ended December 31, 2010. In February 2010, we paid $13.3 million under the program for the year ended December 31, 2009.